Net Loss Per Share	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jan. 31, 2025	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Net Loss Per Share

4. Net Loss Per Share

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2025	2024	2025	2024
Weighted-average anti-dilutive common shares resulting from options	79	93	80	93
Weighted-average anti-dilutive common shares resulting from convertible note	-	-	-	8
Weighted-average anti-dilutive common shares resulting from convertible preferred	965	380	992	355
Weighted-average anti-dilutive common shares resulting from warrants	466	476	467	476
	1,510	949	1,539	932

TALENTEC SDN. BHD. [Member]
Net Loss Per Share

12. EARNING PER SHARE

The following table sets forth the basic and diluted earning per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the six months ended January 31,
	2024	2025
Numerator:
Net income	$58,172	$294,968

Denominator:
Weighted average number of ordinary shares	500,000	580,000

Earning per share
-Basic and diluted	$0.12	$0.51

13. NET EARNING PER SHARE

The following table sets forth the basic and diluted net earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of July 31,
	2023	2024
Numerator:
Net income	$11,686	$153,227

Denominator:
Weighted average number of ordinary shares	500,000	501,312

Net earnings per share
-Basic and diluted	$0.02	$0.31